Related Party Transactions - Schedule of the Major Related Parties (Details)	6 Months Ended
Jan. 31, 2026
Mr. Jun Liu [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the company	The former Chief Executive Officer of the Company [1]
Asia International Securities Exchange Co., Ltd. [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the company	Wholly owned by Mr. Jun Liu
Zachary Group LLC (“Zachary Group”) [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the company	Wholly owned by Mr. Jun Liu
Mr. Yu Shibin [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the company	The Chief Financial Officer of the Company

[1]	On January 22, 2025, Mr. Jun Liu resigned from his position as the Chief Executive Officer, director and Chairman of the board of directors of the Company, effective immediately. In accordance with applicable accounting standards (ASC 850), he and the companies owned by him were no longer considered as related parties.